CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Activities:
Net loss	$ (2,292,922)	$ (1,879,055)	$ (8,951,121)	$ (8,609,156)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	72,445	96,366	389,281	385,464
Non-cash lease expense	27,136	24,314	101,357	90,976
Amortization of debt discounts			0	237,250
Non-cash interest expense	1,145	0	8,141	204,043
Stock-based compensation expense	7,243	139,678	485,432	729,712
Non-cash conversion expense			0	585,875
Bad debt expense	9,022	0	16,203	25,260
Non-cash disposal of obsolete inventory			0	115,741
Non-cash asset impairment loss			456,377	0
Changes in assets and liabilities:
Accounts receivable	4,281	(4,146)	(27,650)	(24,440)
Inventory	4,300	31,007	78,353	2,166
Prepaid expenses	60,338	3,155	197,919	284,690
Other assets	5,090	23,675	24,689	(46,060)
Accounts payable	8,567	(10,055)	62,174	(103,108)
Accrued expenses	(492,471)	(105,998)	304,322	(311,403)
Accrued interest payable	314	2,124	1,259	8,513
Deferred revenue	24,648	0	6,600	0
Operating lease liabilities	(30,337)	(26,562)	(111,303)	(97,107)
Net cash used in operating activities	(2,591,201)	(1,705,497)	(6,957,967)	(6,521,584)
Investing Activities:
Purchase of property and equipment			(38,172)	0
Net cash used in investing activities			(38,172)	0
Financing Activities:
Repayments of notes payable - non-related parties	(61,764)	(100,907)	(250,421)	(200,808)
Proceeds from exercise of stock warrants	68	3,680,411	3,680,411	5,340,747
Payment for transaction costs of equity transactions	0	(184,020)	(418,458)	(1,224,456)
Proceeds from notes payable - non-related parties				0
Proceeds from private equity offering			1,999,935	8,199,996
Payment of 2024 PIPE Warrant True-up Payment			(1,640,000)	0
Net cash provided by (used in) financing activities	(61,696)	3,395,484	3,371,467	12,115,479
Net Change In Cash	(2,652,897)	1,689,987	(3,624,672)	5,593,895
Cash At The Beginning Of The Period	4,759,370	8,384,042	8,384,042	2,790,147
Cash At The End Of The Period	2,106,473	10,074,029	4,759,370	8,384,042
Schedule Of Non-Cash Investing And Financing Activities:
Non-related party debt converted to capital			0	2,879,279
Deemed dividends related to original warrants and new warrants down round provision			0	1,541,833
Deemed dividends related to 2022 PIPE Warrants down round provision	0	1,547	1,547	46,875
Deemed dividends related to Convertible Debt Warrants down round provision	0	1,833	1,883	23,270
Deemed dividends related to 2024 PIPE Warrants down round provision	0	47,373	47,373	0
Value of exercise price reduction related to warrant inducement			0	341,297
Financing of prepaid insurance premiums			0	264,066
Issuance of common stock and warrants for prepaid services			0	0
Supplemental Disclosure:
Cash paid for interest	2,006	1,541	$ 12,377	$ 32,579
Cash paid for income taxes	$ 0	$ 0